Condensed consolidated statement of changes in equity - EUR (€) € in Millions	Total	Shareholders' equity (parent)	Share capital and share premium	Other reserves	Retained earnings	Non-controlling interests
Balance start of period at Dec. 31, 2024	€ 53,698	€ 52,703	€ 17,148	€ (687)	€ 36,243	€ 995
Changes in equity [abstract]
Net result	4,042	3,915			3,915	127
Other comprehensive income	(26)	(129)		(129)		103
Total comprehensive income	4,016	3,786		(129)	3,915	230
Dividends and other cash distributions	(2,345)	(2,152)			(2,152)	(193)
Share buyback programmes, commitment	(2,000)	(2,000)			(2,000)
Share buyback programmes, repurchases of shares	(64)	(64)		(2,047)	1,982
Employee share-based compensation plans	18	18		59	(40)	0
Other changes in treasury shares	7	7		7
Transfers				(360)	360
Other changes	(8)	(8)			(8)	0
Balance end of period at Jun. 30, 2025	53,321	52,290	17,148	(3,158)	38,300	1,031
Balance start of period at Dec. 31, 2024	53,698	52,703	17,148	(687)	36,243	995
Changes in equity [abstract]
Dividends and other cash distributions					(3,691)
Balance end of period at Dec. 31, 2025	55,339	54,083	17,147	(3,080)	40,016	1,255
Changes in equity [abstract]
Net result	3,304	3,184			3,184	120
Other comprehensive income	205	236		236		(31)
Total comprehensive income	3,509	3,420		236	3,184	89
Dividends and other cash distributions	(2,320)	(2,116)			(2,116)	(203)
Share buyback programmes, commitment	(1,000)	(1,000)			(1,000)
Share buyback programmes, repurchases of shares	(71)	(71)		(1,124)	1,053
Share buyback programmes, cancellation of shares			(1)	2,000	(1,999)
Employee share-based compensation plans	21	22		72	(50)	0
Other changes in treasury shares	3	3		3
Transfers				(164)	164
Other changes	(28)	(28)			(28)	0
Balance end of period at Jun. 30, 2026	€ 55,454	€ 54,313	€ 17,146	€ (2,058)	€ 39,225	€ 1,141